Loans and Allowance for Loan Losses, Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	$ 44,762	$ 46,327	$ 47,714
Loans charged off [Abstract]
Total loan charge offs	4,710	5,915	7,544
Recoveries of loans previously charged off [Abstract]
Total recoveries	888	650	1,057
Net loans charged off	3,822	5,265	6,487
Provision for loan losses	2,950	3,700	5,100
Balance at end of period	43,890	44,762	46,327
Commercial [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	4,491	4,071	4,019
Loans charged off [Abstract]
Total loan charge offs	795	779	1,010
Recoveries of loans previously charged off [Abstract]
Total recoveries	207	27	514
Net loans charged off	588	752	496
Provision for loan losses	1,026	1,172	548
Balance at end of period	4,929	4,491	4,071
Real Estate Mortgage - 1 to 4 Family [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	39,753	42,088	43,597
Loans charged off [Abstract]
Total loan charge offs	3,573	4,951	6,320
Recoveries of loans previously charged off [Abstract]
Total recoveries	617	577	511
Net loans charged off	2,956	4,374	5,809
Provision for loan losses	1,434	2,039	4,300
Balance at end of period	38,231	39,753	42,088
Installment [Member]
Allowance for loan losses by portfolio segment [Roll Forward]
Balance at beginning of period	518	168	98
Loans charged off [Abstract]
Total loan charge offs	342	185	214
Recoveries of loans previously charged off [Abstract]
Total recoveries	64	46	32
Net loans charged off	278	139	182
Provision for loan losses	490	489	252
Balance at end of period	730	518	168
New York and Other States [Member]
Loans charged off [Abstract]
Total loan charge offs	4,545	5,578	6,083
Recoveries of loans previously charged off [Abstract]
Total recoveries	884	638	504
New York and Other States [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan charge offs	795	779	397
Recoveries of loans previously charged off [Abstract]
Total recoveries	207	20	34
New York and Other States [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan charge offs	3,447	4,631	5,485
Recoveries of loans previously charged off [Abstract]
Total recoveries	613	572	442
New York and Other States [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan charge offs	303	168	201
Recoveries of loans previously charged off [Abstract]
Total recoveries	64	46	28
Florida [Member]
Loans charged off [Abstract]
Total loan charge offs	165	337	1,461
Recoveries of loans previously charged off [Abstract]
Total recoveries	4	12	553
Florida [Member] | Commercial [Member]
Loans charged off [Abstract]
Total loan charge offs	0	0	613
Recoveries of loans previously charged off [Abstract]
Total recoveries	0	7	480
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Loans charged off [Abstract]
Total loan charge offs	126	320	835
Recoveries of loans previously charged off [Abstract]
Total recoveries	4	5	69
Florida [Member] | Installment [Member]
Loans charged off [Abstract]
Total loan charge offs	39	17	13
Recoveries of loans previously charged off [Abstract]
Total recoveries	$ 0	$ 0	$ 4